Fair value measurement (Details) - Recurring - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Financial Assets
Cash equivalents	$ 40,327	$ 45,296
Noncurrent asset		550
Total financial assets	40,327	45,846
Level I
Financial Assets
Cash equivalents	40,327	45,296
Total financial assets	$ 40,327	45,296
Level II
Financial Assets
Noncurrent asset		550
Total financial assets		$ 550